UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

Diversified Small-Cap Growth Fund	March 31, 2014

T. Rowe Price Diversified Small-Cap Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 99.7%		
CONSUMER DISCRETIONARY 17.9%		
Auto Components 0.6%		
Dana Holding	48,400	1,126
Tenneco (1)	61,100	3,548
		4,674
Distributors 0.7%		
LKQ Corporation (1)	72,800	1,918
Pool	60,900	3,735
		5,653
Diversified Consumer Services 0.8%		
American Public Education (1)	35,600	1,249
Ascent Capital Group (1)	30,400	2,296
Sotheby's	64,571	2,812
Steiner Leisure (1)	11,500	532
		6,889
Hotels, Restaurants & Leisure 4.7%		
Bally Technologies (1)	51,700	3,426
Brinker	77,300	4,054
Buffalo Wild Wings (1)	18,100	2,695
Choice Hotels International	61,900	2,847
Denny's (1)	415,519	2,672
Domino's Pizza	71,800	5,527
Jack In the Box (1)	40,700	2,399
Red Robin Gourmet Burgers (1)	41,900	3,003
Six Flags Entertainment	106,100	4,260
The Cheesecake Factory	45,800	2,182
Vail Resorts	60,000	4,182
		37,247
Household Durables 0.9%		
Helen of Troy Limited (1)	68,300	4,729

iRobot (1)(2)	45,100	1,851
NACCO Industries	6,200	336
		6,916
Internet & Catalog Retail 1.6%		
HSN	79,400	4,743
Liberty Ventures, Series A (1)	40,800	5,317
Shutterfly (1)(2)	58,900	2,514
		12,574
Leisure Products 1.3%		
Brunswick	86,200	3,904
Polaris Industries	44,400	6,203
		10,107
Media 1.3%		
John Wiley & Sons	14,900	859
Live Nation Entertainment (1)	193,600	4,211
Madison Square Garden (1)	47,700	2,708
Sizmek (1)	13,800	147
Starz (1)	92,250	2,978
		10,903
Multiline Retail 0.2%		
Big Lots (1)	39,500	1,496
		1,496
Specialty Retail 3.6%		
Aaron's	57,059	1,725
Ascena Retail Group (1)	149,500	2,583
Buckle (2)	36,700	1,681
Chico's	131,500	2,108
DSW, Class A	137,100	4,916
Guess	21,800	602
Hibbett Sports (1)(2)	32,300	1,708
Monro Muffler Brake	89,130	5,070

Sally Beauty Supply (1)	144,600	3,962
The Children's Place	23,800	1,185
TSC	45,300	3,200
		28,740
Textiles, Apparel & Luxury Goods 2.2%		
Deckers Outdoor (1)	31,900	2,543
Fossil (1)	15,575	1,816
Hanesbrands	85,400	6,532
Iconix Brand Group (1)	74,200	2,914
Steven Madden (1)	110,700	3,983
		17,788
Total Consumer Discretionary		142,987
CONSUMER STAPLES 4.0%		
Beverages 0.8%		
Boston Beer, Class A (1)	25,600	6,265
		6,265
Food & Staples Retailing 1.2%		
Rite Aid (1)	944,100	5,920
Susser Holdings (1)(2)	60,800	3,798
		9,718
Food Products 1.5%		
Dean Foods	61,950	958
J & J Snack Foods	60,181	5,775
TreeHouse Foods (1)	71,900	5,176
		11,909
Personal Products 0.5%		
Nu Skin Enterprises, Class A	49,700	4,118
		4,118
Total Consumer Staples		32,010

ENERGY 5.3%		
Energy Equipment & Services 2.1%		
Atwood Oceanics (1)	39,800	2,005
Core Laboratories	17,200	3,413
Dril-Quip (1)	36,000	4,036
Oceaneering International	35,000	2,515
Oil States International (1)	28,900	2,850
Tesco (1)	63,200	1,169
Unit (1)	10,800	706
		16,694
Oil, Gas & Consumable Fuels 3.2%		
Bonanza Creek Energy (1)	29,600	1,314
Clayton Williams Energy (1)	25,300	2,859
Contango Oil & Gas (1)	44,600	2,129
Delek US Holdings	35,900	1,043
Diamondback Energy (1)	32,800	2,208
Energy XXI Bermuda (2)	54,600	1,287
Gran Tierra Energy (1)	206,100	1,542
Halcon Resources (1)(2)	125,000	541
Oasis Petroleum (1)	88,900	3,710
Rosetta Resources (1)	51,700	2,408
SemGroup	60,500	3,974
SM Energy	41,500	2,958
		25,973
Total Energy		42,667
FINANCIALS 8.4%		
Banks 1.4%		
Signature Bank (1)	37,000	4,647
SVB Financial Group (1)	28,200	3,632
Texas Capital Bancshares (1)	49,500	3,214
		11,493

Capital Markets 2.2%		
Affiliated Managers Group (1)	16,600	3,321
E*TRADE Financial (1)	178,127	4,100
Financial Engines	44,700	2,270
Virtus Investment Partners (1)	13,300	2,303
Waddell & Reed Financial, Class A	79,600	5,860
		17,854
Consumer Finance 1.1%		
Cardtronics (1)	100,494	3,904
Portfolio Recovery Associates (1)	77,000	4,456
World Acceptance (1)(2)	7,900	593
		8,953
Diversified Financial Services 1.0%		
CBOE Holdings	69,800	3,951
MarketAxess Holdings	47,700	2,825
MSCI, Class A (1)	11,148	479
Newstar Financial (1)	54,900	761
		8,016
Insurance 0.2%		
AmTrust Financial Services (2)	51,853	1,950
		1,950
Real Estate Investment Trusts 0.6%		
DuPont Fabros Technology, REIT	17,000	409
Sabra Health Care REIT, REIT	32,566	909
Strategic Hotels & Resorts, REIT (1)	163,500	1,666
Taubman Centers, REIT	23,000	1,628
		4,612
Real Estate Management & Development 1.2%		
Altisource Portfolio Solutions (1)(2)	33,500	4,076
Forest City Enterprises, Class A (1)	105,700	2,019
Jones Lang LaSalle	12,700	1,505

Kennedy-Wilson Holdings	68,200	1,535
		9,135
Thrifts & Mortgage Finance 0.7%		
MGIC Investment (1)	264,400	2,253
Ocwen Financial (1)	33,500	1,312
Radian (2)	106,000	1,593
		5,158
Total Financials		67,171
HEALTH CARE 19.3%		
Biotechnology 7.7%		
ACADIA Pharmaceuticals (1)	51,600	1,255
Acceleron Pharma (1)(2)	13,100	452
Acorda Therapeutics (1)	25,700	974
Alkermes (1)	101,600	4,480
Alnylam Pharmaceuticals (1)	38,800	2,605
AMAG Pharmaceuticals (1)	25,800	499
BioMarin Pharmaceutical (1)	51,000	3,479
Cepheid (1)(2)	54,830	2,828
Cubist Pharmaceuticals (1)	64,700	4,733
Exelixis (1)(2)	213,300	755
Idenix Pharmaceuticals (1)(2)	77,000	464
Incyte (1)	118,288	6,331
Intercept Pharmaceuticals (1)	8,000	2,638
InterMune (1)	68,000	2,276
Isis Pharmaceuticals (1)	59,100	2,554
Lexicon Pharmaceuticals (1)(2)	53,000	92
Ligand Pharmaceuticals, Class B (1)	24,800	1,668
Medivation (1)	20,000	1,287
Neurocrine Biosciences (1)	92,100	1,483
NPS Pharmaceuticals (1)	86,500	2,589
OPKO Health (1)(2)	98,500	918
Pharmacyclics (1)	38,300	3,838

Prothena (1)(2)	21,700	831
Puma Biotechnology (1)	31,300	3,260
Seattle Genetics (1)(2)	75,700	3,449
Sunesis Pharmaceuticals (1)(2)	43,200	286
Theravance (1)(2)	50,500	1,563
United Therapeutics (1)	41,200	3,874
		61,461
Health Care Equipment & Supplies 3.6%		
Align Technology (1)	79,400	4,112
Cooper Companies	26,700	3,667
Dexcom (1)	68,400	2,829
HeartWare International (1)	11,000	1,032
ICU Medical (1)	23,000	1,377
IDEXX Laboratories (1)	29,000	3,521
Masimo (1)	42,400	1,158
Meridian Bioscience	26,350	574
Sirona Dental Systems (1)(2)	60,900	4,547
Thoratec (1)	44,500	1,594
Volcano (1)	42,900	846
West Pharmaceutical Services	71,700	3,158
		28,415
Health Care Providers & Services 3.5%		
Air Methods (1)	82,500	4,408
Bio-Reference Labs (1)(2)	34,800	963
Centene (1)	46,400	2,889
Chemed (2)	8,700	778
CorVel (1)	59,866	2,979
HealthSouth	75,400	2,709
MEDNAX (1)	58,200	3,607
MWI Veterinary Supply (1)	22,200	3,455
Team Health Holdings (1)	92,000	4,117
WellCare Health Plans (1)	30,900	1,963
		27,868

Health Care Technology 0.3%		
athenahealth (1)	9,400	1,506
HMS Holdings (1)	41,000	781
		2,287
Life Sciences Tools & Services 1.3%		
Bio-Rad Laboratories, Class A (1)	13,300	1,704
Bruker (1)	65,500	1,493
Illumina (1)	15,800	2,349
Mettler-Toledo International (1)	6,800	1,603
Parexel International (1)	60,000	3,245
		10,394
Pharmaceuticals 2.9%		
Aegerion Pharmaceuticals (1)(2)	26,300	1,213
Akorn (1)	88,000	1,936
Auxilium Pharmaceuticals (1)(2)	41,800	1,136
AVANIR Pharmaceuticals (1)	192,300	706
Jazz Pharmaceuticals (1)	18,500	2,565
Medicines Company (1)	51,400	1,461
Nektar Therapeutics (1)	84,200	1,020
Pacira Pharmaceuticals (1)	24,500	1,715
Prestige Brands (1)	113,800	3,101
Questcor Pharmaceuticals (2)	53,300	3,461
Salix Pharmaceuticals (1)	47,700	4,942
		23,256
Total Health Care		153,681
INDUSTRIALS & BUSINESS SERVICES 17.4%		
Aerospace & Defense 2.5%		
Esterline Technologies (1)	26,100	2,781
GenCorp (1)(2)	79,900	1,460
HEICO, Class A	85,126	3,695
Hexcel (1)	74,200	3,231

Teledyne Technologies (1)	49,100	4,779
Transdigm Group	18,400	3,408
Triumph Group	5,600	361
		19,715
Airlines 0.7%		
Allegiant Travel	14,000	1,567
Spirit Airlines (1)	71,600	4,253
		5,820
Building Products 0.2%		
AAON	51,200	1,427
		1,427
Commercial Services & Supplies 1.7%		
Clean Harbors (1)	35,400	1,940
Healthcare Services	77,400	2,249
Rollins	83,150	2,515
Team (1)	39,900	1,710
US Ecology	41,600	1,544
Waste Connections	73,875	3,240
		13,198
Electrical Equipment 1.3%		
Acuity Brands	43,700	5,793
Generac Holdings	73,200	4,317
		10,110
Machinery 6.8%		
Actuant, Class A	81,500	2,783
Chart Industries (1)	25,100	1,997
Graco	50,000	3,737
Hyster-Yale Materials Handling	22,400	2,184
IDEX	41,800	3,047
John Bean Technologies	83,500	2,580
Lincoln Electric Holdings	66,200	4,767

Middleby (1)	31,300	8,270
Nordson	58,600	4,131
Standex International	18,300	980
Sun Hydraulics	37,500	1,624
Toro	89,300	5,643
Valmont Industries	29,200	4,346
Wabtec	86,900	6,735
Woodward	33,600	1,395
		54,219
Marine 0.7%		
Kirby (1)	55,000	5,569
		5,569
Professional Services 1.1%		
Advisory Board (1)	54,400	3,495
Exponent	23,604	1,772
Huron Consulting Group (1)	52,117	3,303
RPX (1)	27,600	449
		9,019
Road & Rail 2.0%		
AMERCO	15,200	3,528
Avis Budget Group (1)	89,000	4,334
Landstar System	36,400	2,156
Old Dominion Freight Line (1)	109,800	6,230
		16,248
Trading Companies & Distributors 0.4%		
Beacon Roofing Supply (1)	62,300	2,408
United Rentals (1)	11,798	1,120
		3,528
Total Industrials & Business Services		138,853

INFORMATION TECHNOLOGY 23.2%		
Communications Equipment 1.6%		
ADTRAN	34,300	837
Aruba Networks (1)	104,600	1,961
Echostar (1)	27,700	1,317
JDS Uniphase (1)	133,400	1,868
Plantronics	57,500	2,556
Polycom (1)	73,884	1,014
Riverbed Technology (1)	127,083	2,505
Ubiquiti Networks (1)	21,900	996
		13,054
Electronic Equipment, Instruments & Components 2.3%		
Anixter International	53,000	5,380
Cognex (1)	88,000	2,980
Coherent (1)	50,800	3,320
FARO Technologies (1)	15,700	832
FEI	60,000	6,181
		18,693
Internet Software & Services 2.7%		
Conversant (1)	75,200	2,117
Cornerstone OnDemand (1)	60,900	2,915
CoStar Group (1)	24,700	4,613
Envestnet (1)	52,800	2,122
j2 Global	44,000	2,202
MercadoLibre (2)	28,800	2,739
Perficient (1)	76,200	1,381
WebMD Health (1)(2)	74,812	3,097
		21,186
IT Services 5.0%		
CoreLogic (1)	146,300	4,395
DST Systems	29,500	2,796
Euronet Worldwide (1)	83,100	3,456

Gartner (1)	82,400	5,722
Heartland Payment Systems (2)	93,555	3,878
Jack Henry & Associates	62,100	3,463
Maximus	154,500	6,931
TeleTech Holdings (1)	28,800	706
Unisys (1)	51,840	1,579
VeriFone Systems (1)	48,900	1,654
WEX (1)	52,400	4,980
		39,560
Semiconductor & Semiconductor Equipment 3.1%		
Amkor Technology (1)(2)	64,600	443
Atmel (1)	356,900	2,984
Cabot Microelectronics (1)	26,300	1,157
Cavium (1)	67,200	2,939
Diodes (1)	57,300	1,497
Hittite Microwave	43,200	2,723
Magnachip Semiconductor (1)	43,300	604
Microsemi (1)	90,800	2,273
Semtech (1)	67,700	1,715
Silicon Laboratories (1)	30,100	1,573
Synaptics (1)(2)	61,400	3,685
Teradyne (1)(2)	105,000	2,088
Ultratech (1)	32,300	943
		24,624
Software 8.1%		
Actuate (1)	49,700	299
Advent Software	67,100	1,970
Aspen Technology (1)	139,100	5,892
Commvault Systems (1)	68,400	4,443
Computer Modelling (CAD)	87,400	2,305
Concur Technologies (1)	39,400	3,903
FactSet Research Systems	28,500	3,073
Fortinet (1)	107,700	2,373

Informatica (1)	65,700	2,482
Manhattan Associates (1)	115,000	4,028
MICROS Systems (1)	53,400	2,827
Monotype Imaging Holdings	77,815	2,345
NetScout Systems (1)	79,000	2,969
Pegasystems	25,500	901
Proofpoint (1)	18,100	671
PTC (1)	100,900	3,575
SolarWinds (1)	48,000	2,046
Solera Holdings	17,200	1,089
SS&C Technologies Holdings (1)	69,800	2,793
TIBCO Software (1)	115,500	2,347
Tyler Technologies (1)	72,700	6,084
Ultimate Software Group (1)	43,400	5,946
		64,361
Technology Hardware, Storage & Peripherals 0.4%		
3-D Systems (1)(2)	32,500	1,922
Stratasys (1)	14,900	1,581
		3,503
Total Information Technology		184,981
MATERIALS 3.8%		
Chemicals 2.3%		
Koppers	15,300	631
NewMarket	16,500	6,448
Rockwood Holdings	56,000	4,166
Stepan	43,538	2,811
W. R. Grace (1)	44,700	4,433
		18,489
Containers & Packaging 0.5%		
Graphic Packaging Holding (1)	284,800	2,894

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Diversified Small-Cap Growth Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 30, 1997. The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2014:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. It receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2014, the value of loaned securities was $29,932,000; the value of cash collateral and related investments was $30,265,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2014, the cost of investments for federal income tax purposes was $600,167,000. Net unrealized gain aggregated $228,912,000 at period-end, of which $238,277,000 related to appreciated investments and $9,365,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 23, 2014